Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information

18. Segment Information

The Company’s reportable segments are comprised of operating units that have revenues, earnings or losses, or assets exceeding 10% of the respective consolidated totals, and are consistent with the Company’s management reporting structure. Each segment is reviewed by the executive decision-making group to make decisions about allocating the Company’s resources and to assess their performance. The tables below summarize the Company’s segment information (dollars in thousands):

	Three Months Ended March 31,
	Hycroft	Corporate
	Mine	and Other	Total
2022
Revenue - Note 14	$9,166	$—	$9,166
Cost of sales	16,972	—	16,972
Other operating costs	1,140	3,072	4,212
Loss from operations	(8,946)	(3,072)	(12,018)
Interest expense, net of capitalized interest - Note 9	(4)	(5,342)	(5,346)
Fair value adjustment to warrants - Notes 11 and 19	—	(5,321)	(5,321)
Gain on sale of equipment	625	—	625
Loss before income taxes	$(8,325)	$(13,735)	$(22,060)
Income tax benefit	—	—	—
Net loss	$(8,325)	$(13,735)	$(22,060)

Total Assets	$126,273	167,081	293,354

2021
Revenue - Note 14	$19,036	$—	$19,036
Cost of sales	29,402	—	29,402
Other operating costs	595	3,794	4,389
Loss from operations	(10,961)	(3,794)	(14,755)
Interest expense, net of capitalized interest - Note 9	—	(4,449)	(4,449)
Fair value adjustment to warrants - Notes 11 and 19	—	9,493	9,493

Interest income	23	—	23
Net income (loss)	$(10,938)	$1,250	$(9,688)

Total Assets	$186,197	$36,705	$222,902

19. Segment Information

The Company’s reportable segments are comprised of operating units that have revenues, earnings or losses, or assets exceeding 10% of the respective consolidated totals, and are consistent with the Company’s management reporting structure. Each segment is reviewed by the executive decision-making group to make decisions about allocating the Company’s resources and to assess their performance. The tables below summarize the Company’s segment information (dollars in thousands):

	Year Ended December 31,
	Hycroft Mine	Corporate and Other	Total
2021
Revenue - Note 15	$110,734	$—	$110,734
Cost of sales	163,338	—	163,338
Other operating costs	16,688	14,619	31,307
Loss from operations	(69,292)	(14,619)	(83,911)
Interest expense, net of capitalized interest - Note 10	—	(20,593)	(20,593)
Fair value adjustment to warrants - Notes 12 and 20	—	14,426	14,426
Gain on sale of equipment	$(16)	$—	$(16)
Loss before income taxes	$(69,308)	$(20,786)	$(90,094)
Income tax benefit - Note 17	—	1,530	1,530
Net loss	$(69,308)	$(19,256)	$(88,564)

Total Assets	$138,971	$3,353	$142,324

2020
Revenue - Note 15	$47,044	$—	$47,044
Cost of sales	109,621	—	109,621
Other operating costs	5,705	21,084	26,789
Loss from operations	(68,282)	(21,084)	(89,366)
Interest expense, net of capitalized interest - Note 10	(141)	(43,317)	(43,458)
Fair value adjustment to warrants - Notes 12 and 20	—	(3,767)	(3,767)
Interest income	199	—	199
Net loss	$(68,224)	$(68,168)	$(136,392)

Total Assets	$177,298	$55,328	$232,626